Prepaid and Other Assets	6 Months Ended
Jun. 30, 2025
Disclosure Text Block Supplement [Abstract]
Prepaid and other assets
10.	Prepaid and other assets

Other assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Deposit of Haicang property	$4,526	$4,507
Deposits to software developer	11,455	11,407
The deposits for potential acquisition	140	139
Other current assets	302	372
Total	$16,423	$16,425

On May 18, 2023, the Company (the “Buyer”) entered into a pre-sale agreement with Xiamen Haicang District People’s Government (the “Seller”), pursuant to which the Company agreed to purchase the Service industrial park building, located in Haicang District of Xiamen City. The buyer immediately pays $4.48 million (RMB 32.4 million) deposit at the time of signing this agreement and the remaining shall be settled at the Closing. The building was estimated to be put into use on December 31, 2028.

On May 5, 2023, the Company made the first deposit of $$3.53 million (RMB 25 million) to ZhongYi Digital Intelligence Technology Co., Ltd to purchase the ChatGPT Accounting Intelligent System; On December 15, 2023, the Company made second deposit of $2.12 million (RMB 15 million) to the software developer. On September 25, 2024, the Company made third deposit of $1.39 million (RMB 10 million) to the software developer. On October 14, 2024, the Company made fourth deposit of $4.45 million (RMB 32 million) to the software developer. The software development service is in progress and anticipated to be completed by 2026.